19. Financial instruments (Details 5) - Bank Loans and Swap [Member] R$ in Millions	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Market projection Baseline	R$ 1,599
Market projected scenario 1	(13)
Market projected scenario 2	(44)
Market projected scenario 3	R$ (18)